Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
	Jul. 21, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jul. 31, 2021	Jan. 27, 2021	May 02, 2019	Feb. 01, 2018
Stock-Based Compensation (Details) [Line Items]
Grant fair value of per share			$ 2,700,000
Citizens employees vested			1,448,697
Grant date fair value of options vested			$ 0.1	$ 3.1
Employees granted			9,094,405
Reduction in salary		25.00%
Authorized to grant					1,690,000,000
Fair value of options vested			$ 6.5	$ 7.0
Fully-vested options							399,553
Exercise price per share							$ 2.767
Accrued outstanding rent payments							$ 0.9
SI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares						49,573,570
Stock options granted			$ 2.6
Weighted average period			2 years 10 months 13 days
Stock-based compensation expense for unvested awards		$ 9.5	$ 9.5
Expected weighted average period			3 years 2 months 4 days
EI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense for unvested awards		6.1	$ 6.1
Expected weighted average period				2 years 3 months 18 days
Authorized to grant									42,390,000
STI Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Expected weighted average period			3 years 6 months
Employees granted				5,516,399
Authorized to grant								14,130,000
Stock-based compensation expense for unvested stock options		$ 1.3	$ 1.3
Class A Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Grant shares		25,057,455	25,057,455	49,573,570
Percent of number of shares		5.00%	5.00%
Authorized to grant					815,000,000
RSUs vested [Member]
Stock-Based Compensation (Details) [Line Items]
Grant date fair value of options vested			$ 6.0
RSAs [Member]
Stock-Based Compensation (Details) [Line Items]
Grant fair value of per share	$ 13.78
Stock issued from awards				1,404,459
Cancellation of restricted stock awards				53,489